17. Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Dec. 31, 2013
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 224,264
Operating Leases, Future Minimum Payments, Due in Two Years	308,330
Operating Leases, Future Minimum Payments, Due in Three Years	317,580
Operating Leases, Future Minimum Payments, Due in Four Years	327,107
Operating Leases, Future Minimum Payments, Due in Five Years	280,077
Operating Leases, Future Minimum Payments Due	$ 1,457,358